Debt - Summary of Debt (Detail) - Senior notes [member]	12 Months Ended
Dec. 31, 2017
December 15, 2017 [member]
Disclosure of financial liabilities [line items]
Percentage of principal amount notes redeemed	101.531%
2018 and thereafter [member]
Disclosure of financial liabilities [line items]
Percentage of principal amount notes redeemed	100.00%